Jan. 29, 2016

Waddell & Reed Advisors Funds

Supplement dated July 29, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

The following replaces the third paragraph in the “Principal Investment Risks” section for Waddell & Reed Advisors Cash Management on page 33:

The Fund will operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund or the Fund, pursuant to relief granted by the SEC, hereby notifies investors that it will redeem such accounts beginning on or about October 13, 2016. Neither the Fund nor WRIMCO will be responsible for any loss of income in an investor’s account resulting from an involuntary redemption. Effective August 1, 2016, new accounts in the Fund established directly or through third party intermediaries other than those beneficially owned by natural persons may no longer be opened, except that new accounts in the Fund established as part of a Managed Allocation Portfolio or Strategic Portfolio Allocation program through Waddell & Reed, Inc. may be opened until October 3, 2016.

The following is added before the fifth paragraph in the “Principal Investment Risks” section for Waddell & Reed Advisors Cash Management on page 33:

Effective October 14, 2016, the Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.